UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prime Logic Capital, LLC
Address:  135 East 57th Street, 11th Floor
          New York, New York 10022

13F File Number: 28-12827

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc Cummins
Title:    Managing Member
Phone:    (212) 607-2576

Signature, Place and Date of Signing:


/s/ Marc Cummins              New York, New York            November 16, 2009
--------------------          ------------------            --------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      5

Form 13F Information Table Value Total: $2,213
                                        (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHRD NONE
--------------                --------------     -----      -------   -------   --- ----   ----------   -----  ----      ---- ----
AMBASSADORS INTL INC          COM               023178106  303          293,759 SH         SOLE         NONE     293,759
HYTHIAM INC                   COM               44919F104  817        1,218,923 SH         SOLE         NONE   1,218,923
LIBERTY ACQUISITION HLDGS CO  *W EXP 12/12/201  53015Y115  562          920,870 SH  PRN    SOLE         NONE     920,870
PROSHARES TR                  PSHS ULSHT SP500  74347R883  121            3,000 SH         SOLE         NONE       3,000
PROTECTION ONE INC            COM NEW           743663403  410           93,038 SH         SOLE         NONE      93,038

SK 25276 0001 1047687